long-term debt - TELUS Corporation notes (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / NotesSeries CAD / NotesSeries	Dec. 31, 2017 CAD $ / NotesSeries CAD / NotesSeries	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD CAD / NotesSeries	Apr. 30, 2014 CAD CAD / NotesSeries
TELUS Corporation notes
Long-term debt		CAD 13,660	CAD 12,931
TELUS Corporation notes
TELUS Corporation notes
Long-term debt		CAD 11,561	CAD 11,367
Redemption price percentage	100.00%
TELUS Corporation notes | Minimum
TELUS Corporation notes
Redemption period	30 days
TELUS Corporation notes | Maximum
TELUS Corporation notes
Redemption period	60 days
4.95% Notes, Series CD
TELUS Corporation notes
Fixed interest rate	4.95%	4.95%
Issued	March 2007
Maturity	March 2017
Issue price per $1000 increment of debt | CAD / NotesSeries	999.53	999.53
Effective interest rate	4.96%	4.96%
Principal face amount: Originally issued		CAD 700
Long-term debt		CAD 0
Redemption present value spread - Basis points	0.24%	0.24%
Redemption present value spread - Cessation date	N/A
5.05% Notes, Series CG
TELUS Corporation notes
Fixed interest rate	5.05%	5.05%
Issued	December 2009
Maturity	December 2019
Issue price per $1000 increment of debt | CAD / NotesSeries	994.19	994.19
Effective interest rate	5.13%	5.13%
Principal face amount: Originally issued		CAD 1,000
Long-term debt		CAD 1,000
Redemption present value spread - Basis points	0.455%	0.455%
Redemption present value spread - Cessation date	N/A
5.05% Notes, Series CH
TELUS Corporation notes
Fixed interest rate	5.05%	5.05%
Issued	July 2010
Maturity	July 2020
Issue price per $1000 increment of debt | CAD / NotesSeries	997.44	997.44
Effective interest rate	5.08%	5.08%
Principal face amount: Originally issued		CAD 1,000
Long-term debt		CAD 1,000
Redemption present value spread - Basis points	0.47%	0.47%
Redemption present value spread - Cessation date	N/A
3.35% Notes, Series CJ
TELUS Corporation notes
Fixed interest rate	3.35%	3.35%
Issued	December 2012
Maturity	March 2023
Issue price per $1000 increment of debt | CAD / NotesSeries	998.83	998.83
Effective interest rate	3.36%	3.36%
Principal face amount: Originally issued		CAD 500
Long-term debt		CAD 500
Redemption present value spread - Basis points	0.40%	0.40%
Redemption present value spread - Cessation date	Dec. 15, 2022
3.35% Notes, Series CK
TELUS Corporation notes
Fixed interest rate	3.35%	3.35%
Issued	April 2013
Maturity	April 2024
Issue price per $1000 increment of debt | CAD / NotesSeries	994.35	994.35
Effective interest rate	3.41%	3.41%
Principal face amount: Originally issued		CAD 1,100
Long-term debt		CAD 1,100
Redemption present value spread - Basis points	0.36%	0.36%
Redemption present value spread - Cessation date	Jan. 2, 2024
4.40% Notes, Series CL
TELUS Corporation notes
Fixed interest rate	4.40%	4.40%
Issued	April 2013
Maturity	April 2043
Issue price per $1000 increment of debt | CAD / NotesSeries	997.68	997.68
Effective interest rate	4.41%	4.41%
Principal face amount: Originally issued		CAD 600
Long-term debt		CAD 600
Redemption present value spread - Basis points	0.47%	0.47%
Redemption present value spread - Cessation date	Oct. 1, 2042
3.60% Notes, Series CM
TELUS Corporation notes
Fixed interest rate	3.60%	3.60%
Issued	November 2013
Maturity	January 2021
Issue price per $1000 increment of debt | CAD / NotesSeries	997.15	997.15
Effective interest rate	3.65%	3.65%
Principal face amount: Originally issued		CAD 400
Long-term debt		CAD 400
Redemption present value spread - Basis points	0.35%	0.35%
Redemption present value spread - Cessation date	N/A
5.15% Notes, Series CN
TELUS Corporation notes
Fixed interest rate	5.15%	5.15%
Issued	November 2013
Maturity	November 2043
Issue price per $1000 increment of debt | CAD / NotesSeries	995.00	995.00
Effective interest rate	5.18%	5.18%
Principal face amount: Originally issued		CAD 400
Long-term debt		CAD 400
Redemption present value spread - Basis points	0.50%	0.50%
Redemption present value spread - Cessation date	May 26, 2043
3.20% Notes, Series CO
TELUS Corporation notes
Fixed interest rate	3.20%	3.20%
Issued	April 2014
Maturity	April 2021
Issue price per $1000 increment of debt | CAD / NotesSeries	997.39	997.39
Effective interest rate	3.24%	3.24%
Principal face amount: Originally issued		CAD 500
Long-term debt		CAD 500
Redemption present value spread - Basis points	0.30%	0.30%
Redemption present value spread - Cessation date	Mar. 5, 2021
4.85% Notes, Series CP
TELUS Corporation notes
Fixed interest rate	4.85%	4.85%			4.85%
Maturity	April 2044
Issue price per $1000 increment of debt | CAD / NotesSeries	987.91	987.91		974.38	998.74
Effective interest rate	4.93%	4.93%		5.02%	4.86%
Principal face amount: Originally issued		CAD 500		CAD 400	CAD 500
Long-term debt		CAD 900
Redemption present value spread - Basis points	0.46%	0.46%
Redemption present value spread - Cessation date	Oct. 5, 2043
3.75% Notes, Series CQ
TELUS Corporation notes
Fixed interest rate	3.75%	3.75%
Issued	September 2014
Maturity	January 2025
Issue price per $1000 increment of debt | CAD / NotesSeries	997.75	997.75
Effective interest rate	3.78%	3.78%
Principal face amount: Originally issued		CAD 800
Long-term debt		CAD 800
Redemption present value spread - Basis points	0.385%	0.385%
Redemption present value spread - Cessation date	Oct. 17, 2024
4.75% Notes, Series CR
TELUS Corporation notes
Fixed interest rate	4.75%	4.75%
Issued	September 2014
Maturity	January 2045
Issue price per $1000 increment of debt | CAD / NotesSeries	992.91	992.91
Effective interest rate	4.80%	4.80%
Principal face amount: Originally issued		CAD 400
Long-term debt		CAD 400
Redemption present value spread - Basis points	0.515%	0.515%
Redemption present value spread - Cessation date	July 17, 2044
1.50% Notes, Series CS
TELUS Corporation notes
Fixed interest rate	1.50%	1.50%
Issued	March 2015
Maturity	March 2018
Issue price per $1000 increment of debt | CAD / NotesSeries	999.62	999.62
Effective interest rate	1.51%	1.51%
Principal face amount: Originally issued		CAD 250
Long-term debt		CAD 250
Redemption present value spread - Cessation date	N/A
2.35% Notes, Series CT
TELUS Corporation notes
Fixed interest rate	2.35%	2.35%
Issued	March 2015
Maturity	March 2022
Issue price per $1000 increment of debt | CAD / NotesSeries	997.31	997.31
Effective interest rate	2.39%	2.39%
Principal face amount: Originally issued		CAD 1,000
Long-term debt		CAD 1,000
Redemption present value spread - Basis points	0.355%	0.355%
Redemption present value spread - Cessation date	Feb. 28, 2022
4.40% Notes, Series CU
TELUS Corporation notes
Fixed interest rate	4.40%	4.40%
Issued	March 2015
Maturity	January 2046
Issue price per $1000 increment of debt | CAD / NotesSeries	999.72	999.72
Effective interest rate	4.40%	4.40%
Principal face amount: Originally issued		CAD 500
Long-term debt		CAD 500
Redemption present value spread - Basis points	0.605%	0.605%
Redemption present value spread - Cessation date	July 29, 2045
3.75% Notes, Series CV
TELUS Corporation notes
Fixed interest rate	3.75%	3.75%
Issued	December 2015
Maturity	March 2026
Issue price per $1000 increment of debt | CAD / NotesSeries	992.14	992.14
Effective interest rate	3.84%	3.84%
Principal face amount: Originally issued		CAD 600
Long-term debt		CAD 600
Redemption present value spread - Basis points	0.535%	0.535%
Redemption present value spread - Cessation date	Dec. 10, 2025
2.80% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	2.80%	2.80%
Issued	September 2016
Maturity	February 2027
Issue price per $1000 increment of debt | $ / NotesSeries	991.89	991.89
Effective interest rate	2.89%	2.89%
Principal face amount: Originally issued | $	$ 600
Long-term debt | $	$ 600
Redemption present value spread - Basis points	0.20%	0.20%
Redemption present value spread - Cessation date	Nov. 16, 2026
2.80% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	2.95%	2.95%
Long-term debt		CAD 792
Fixed exchange rate	1.3205	1.3205
3.70% U.S. Dollar Notes
TELUS Corporation notes
Fixed interest rate	3.70%	3.70%
Issued	March 2017
Maturity	September 2027
Issue price per $1000 increment of debt | $ / NotesSeries	998.95	998.95
Effective interest rate	3.71%	3.71%
Principal face amount: Originally issued | $	$ 500
Long-term debt | $	$ 500
Redemption present value spread - Basis points	0.20%	0.20%
Redemption present value spread - Cessation date	June 15, 2027
3.70% U.S. Dollar Notes | Foreign exchange derivative
TELUS Corporation notes
Fixed interest rate	3.41%	3.41%
Long-term debt		CAD 667
Fixed exchange rate	1.3348	1.3348
4.70% Notes, Series CW
TELUS Corporation notes
Fixed interest rate	4.70%	4.70%
Issued	March 2017
Maturity	March 2048
Issue price per $1000 increment of debt | CAD / NotesSeries	990.65	990.65
Effective interest rate	4.76%	4.76%
Principal face amount: Originally issued		CAD 325
Long-term debt		CAD 325
Redemption present value spread - Basis points	0.585%	0.585%
Redemption present value spread - Cessation date	Sept. 6, 2047
TELUS Corporation notes, all series except for Series CD
TELUS Corporation notes
Repurchase offer price, expressed as percentage of principal	101.00%